Schedule of Investments - March 31, 2024
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United States	53.09%
United Kingdom	10.93%
Netherlands	8.19%
France	6.95%
Germany	4.22%
Sweden	3.83%
Korea	2.36%
Canada	2.27%
Puerto Rico	1.46%
Japan	0.99%
Australia	0.99%
Short-term securities and liabilities in excess of other assets	4.72%
* Based on country of risk.

		Shares
COMMON STOCKS - 95.28%		Held	Value
COMMUNICATION SERVICES - 7.94%
Entertainment - 0.58%
Warner Bros. Discovery, Inc. (a)		25,150	$219,559

Interactive Media & Services - 2.41%
Alphabet, Inc. (a)		6,100	920,673

Media - 4.24%
Comcast Corp.		19,800	858,330
WPP PLC (v)		80,300	761,013
			1,619,343
Wireless Telecommunication Services - 0.71%
Vodafone Group PLC - ADR		30,372	270,311
TOTAL COMMUNICATION SERVICES			3,029,886

CONSUMER DISCRETIONARY - 7.07%
Automobile Components - 1.90%
Magna International, Inc.		13,311	725,183

Automobiles - 2.29%
General Motors Company		19,245	872,761

Hotels, Restaurants & Leisure - 2.88%
Accor SA (v)		20,500	957,075
Entain PLC (v)		14,400	144,504
			1,101,579
TOTAL CONSUMER DISCRETIONARY			2,699,523

CONSUMER STAPLES - 4.43%
Beverages - 1.78%
Heineken Holding NV (v)		8,400	677,915

Household Products - 1.72%
Henkel AG & Company KGaA (v)		9,100	655,689

Personal Care Products - 0.93%
Unilever PLC (v)		7,100	356,433
TOTAL CONSUMER STAPLES			1,690,037

ENERGY - 8.82%
Energy Equipment & Services - 2.52%
Baker Hughes Company		11,500	385,250
NOV, Inc.		29,469	575,235
			960,485
Oil, Gas & Consumable Fuels - 6.30%
APA Corp.		20,100	691,038
Baytex Energy Corp.		38,900	140,431
Kosmos Energy Ltd. (a)		72,300	430,908
Marathon Oil Corp.		14,000	396,760
Shell PLC - ADR		11,100	744,144
			2,403,281
TOTAL ENERGY			3,363,766

FINANCIALS - 26.35%
Banks - 15.02%
BNP Paribas SA (v)		5,656	402,680
Citigroup, Inc.		14,704	929,881
Citizens Financial Group, Inc.		14,700	533,463
ING Groep NV (v)		41,156	677,565
Lloyds Banking Group PLC (v)		1,030,300	673,812
NatWest Group PLC (v)		175,500	587,809
Popular, Inc.		6,300	554,967
Societe Generale SA (v)		12,493	334,726
U.S. Bancorp		7,500	335,250
Wells Fargo & Company		12,130	703,055
			5,733,208
Capital Markets - 1.39%
The Bank of New York Mellon Corp.		4,600	265,052
The Goldman Sachs Group, Inc.		640	267,322
			532,374
Financial Services - 4.94%
Euronet Worldwide, Inc. (a)		3,600	395,748
Fidelity National Information Services, Inc.		14,600	1,083,028
Worldline SA (a) (r) (v)		32,700	404,550
			1,883,326
Insurance - 5.00%
American International Group, Inc.		10,969	857,446
The Hartford Financial Services Group, Inc.		6,500	669,825
Tokio Marine Holdings, Inc. (v)		12,100	379,290
			1,906,561
TOTAL FINANCIALS			10,055,469

HEALTH CARE - 12.26%
Health Care Equipment & Supplies - 5.45%
GE HealthCare Technologies, Inc.		8,678	788,917
Koninklijke Philips NV (a) (v)		15,299	306,194
Medtronic PLC		11,300	984,795
			2,079,906
Health Care Providers & Services - 6.81%
CVS Health Corp.		13,000	1,036,880
Elevance Health, Inc.		2,475	1,283,387
Humana, Inc.		800	277,376
			2,597,643
TOTAL HEALTH CARE			4,677,549

INDUSTRIALS - 15.71%
Aerospace & Defense - 3.95%
Airbus SE (v)		3,000	552,688
Babcock International Group PLC (v)		103,400	678,575
BAE Systems PLC (v)		16,059	273,732
			1,504,995
Air Freight & Logistics - 2.83%
FedEx Corp.		2,260	654,812
International Distributions Services PLC (a) (v)		147,187	425,431
			1,080,243
Ground Transportation - 0.91%
U-Haul Holding Company		5,215	347,736

Industrial Conglomerates - 3.26%
General Electric Company		1,634	286,816
Siemens AG (v)		5,000	954,697
			1,241,513
Machinery - 1.89%
Cummins, Inc.		2,450	721,893

Passenger Airlines - 0.99%
Qantas Airways Ltd. (a) (v)		106,500	378,089

Professional Services - 1.88%
Randstad NV (v)		13,600	718,159
TOTAL INDUSTRIALS			5,992,628

INFORMATION TECHNOLOGY - 12.70%
Communications Equipment - 7.61%
F5, Inc. (a)		7,600	1,440,884
Telefonaktiebolaget LM Ericsson - ADR		265,372	1,462,200
			2,903,084
Electronic Equipment, Instruments & Components - 1.02%
Arrow Electronics, Inc. (a)		3,000	388,380

Semiconductors & Semiconductor Equipment - 0.77%
Micron Technology, Inc.		2,500	294,725

Software - 0.94%
Microsoft Corp.		853	358,874

Technology Hardware, Storage & Peripherals - 2.36%
Samsung Electronics Company Ltd. (v)		15,000	901,462
TOTAL INFORMATION TECHNOLOGY			4,846,525

Total common stocks (Cost $29,389,641)			36,355,383

Total long-term investments (Cost $29,389,641)			36,355,383

		Principal
SHORT-TERM INVESTMENTS - 4.72%		Amount
Time Deposits - 4.72%
Citigroup, Inc., 2.85%, 04/02/2024*	EUR	7	8
JPMorgan Chase & Company, 4.68%, 04/01/2024*		$1,801,348	1,801,348
Total short-term investments (Cost $1,801,355)			1,801,356

Total investments - 100.00% (Cost $31,190,996)			38,156,739

Liabilities in excess of other assets - 0.00%			(365)

Net assets - 100.00%			$38,156,374

(a)	- Non-income producing security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $404,550, which represented 1.06% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $12,202,088, which represented 31.98% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market
Common Stocks	$24,153,295
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	761,013
Consumer Discretionary	1,101,579
Consumer Staples	1,690,037
Financials	3,460,432
Health Care	306,194
Industrials	3,981,371
Information Technology	901,462
Time Deposits	1,801,356
Level 3 --- Significant unobservable inputs	-

Total Investments	$38,156,739